Material Accounting Policy Information (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Gogoro Inc. | Gogoro Taiwan Limited
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	100.00%
Gogoro Inc. | Gogoro Network
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	100.00%
Gogoro Inc. | Gogoro Europe B.V.
Disclosure of subsidiaries [line items]
% of Ownership	0.00%	100.00%
Gogoro Inc. | Gogoro Network Pte. Ltd.
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	100.00%
Gogoro Inc. | GoShare Pte. Ltd.
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	100.00%
Gogoro Inc. | Starship Merger Sub II Limited
Disclosure of subsidiaries [line items]
% of Ownership	0.00%	100.00%
Gogoro Inc. | Gogoro Network Infrastructure Pte. Ltd.
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	0.00%
Gogoro Taiwan Limited | Gogoro Taiwan Sales and Services Limited
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	100.00%
Gogoro Taiwan Limited | GoPocket Taiwan Limited
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	100.00%
Gogoro Taiwan Limited | Gogoro Singapore Holding Pte. Ltd.
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	100.00%
GoShare Pte. Ltd. | GoShare Taiwan Limited
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	100.00%
Gogoro Network Pte. Ltd. | Gogoro B.V.
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	100.00%
Gogoro Network Pte. Ltd. | Gogoro Network B.V.
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	100.00%
Gogoro Network Pte. Ltd. | Rui Li Trading (Shanghai) Limited
Disclosure of subsidiaries [line items]
% of Ownership	0.00%	0.00%
Gogoro Network Pte. Ltd. | Gogoro India Private Limited
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	100.00%
Gogoro Singapore Holding Pte. Ltd. | Gogoro Europe Sales and Services B.V.
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	100.00%
Gogoro Singapore Holding Pte. Ltd. | Rui Yi Trading (Shanghai) Limited
Disclosure of subsidiaries [line items]
% of Ownership	100.00%	100.00%